Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ 1,313	$ (16,607)	$ (5,739)
Other comprehensive income / (loss):
Foreign currency translation (loss)/gain	86	32	(86)
Total comprehensive (loss)/income	1,399	(16,575)	(5,825)
Other comprehensive (loss)/income attributable to:
Stockholders of Navigator Holdings Ltd:	(357)	(16,674)	(5,825)
Non-controlling interests:	1,756	99
Total comprehensive (loss)/income	$ 1,399	$ (16,575)	$ (5,825)